SCHEDULE OF SHORT-TERM DEBT (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Shanghai Bank [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Due in January 2024 and January 2025	Due in January 2024 and January 2025
Shanghai Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	1.00%	1.00%
Shanghai Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
HuaNam Bank [Member]
Debt Instrument [Line Items]
Interest rate	3.40%	3.40%
Debt instrument, maturity date	Due in May 2024 and December 2024	Due in May 2024 and December 2024
ChangHwa Bank [Member]
Debt Instrument [Line Items]
Interest rate	3.30%	3.30%
Debt instrument, maturity date	Due in November 2024	Due in November 2024